Average Annual Total Returns		12 Months Ended	16 Months Ended	54 Months Ended	60 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				11.11%	17.01%
Solactive GBS Global Markets All Cap USD Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS Global Markets All Cap USD Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		22.52%	20.75%
Sparkline Intangible Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				10.14%	20.26%
Performance Inception Date	Jun. 28, 2021
Sparkline Intangible Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				9.89%	19.97%
Sparkline Intangible Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				7.96%	12.17%
Sparkline Intangible Value ETF Class | Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses, or taxes)
Sparkline International Intangible Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		29.61%	21.31%
Performance Inception Date	Sep. 09, 2024
Sparkline International Intangible Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		29.40%	21.01%
Sparkline International Intangible Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		18.14%	16.51%